CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value per share (in dollars per share)	$ 0.000666	$ 0.000666	$ 0.000666
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value per share (in dollars per share)	$ 0.000666	$ 0.000666	$ 0.000666
Common stock, shares authorized (in shares)	158,000,000	158,000,000	158,000,000
Common stock, shares issued (in shares)	67,707,832	71,207,832	34,980,766
Common stock, shares outstanding (in shares)	67,707,832	71,207,832	34,980,766